Note 4 - Fair Value Measurements (Details)	12 Months Ended
Dec. 31, 2014 USD ($)
Note 4 - Fair Value Measurements (Details) [Line Items]
Business Exit Costs	$ 3,027,000
Intelligent E-Commerce Group [Member] | Property and Equipment [Member]
Note 4 - Fair Value Measurements (Details) [Line Items]
Business Exit Costs	24,000
Assets, Fair Value Disclosure	0
Intelligent E-Commerce Group [Member] | Deferred Charges [Member]
Note 4 - Fair Value Measurements (Details) [Line Items]
Business Exit Costs	58,000
Assets, Fair Value Disclosure	0
Intelligent E-Commerce Group [Member] | Aggregate Write Down Of Assets To Fair Value [Member]
Note 4 - Fair Value Measurements (Details) [Line Items]
Business Exit Costs	$ 82,000